CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium and other capital reserve		Accumulated deficit	Total		Non-controlling Interests	Total
Balance at Dec. 31, 2022	$ 235		$ 261,402		$ (233,707)	$ 27,930		$ 6,860	$ 34,790
Loss	0		0		(23,879)	(23,879)		(2,075)	(25,954)	[1]
Issuance of ordinary shares, net	51		8,398		0	8,449		0	8,449
Forfeiture of non-controlling interests regarding share-based compensation	0		71		0	71		(71)	0
Benefit to non-controlling interests regarding share-based compensation	0		3		0	3		(3)	0
Issuance of a subsidiary's ordinary shares to the Company	0		(809)		0	(809)		809	0
Issuance of a subsidiary's preferred shares to non-controlling interests	0		(238)		0	(238)		9,761	9,523
RSUs vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation	0		526		0	526		1,351	1,877
Balance at Dec. 31, 2023	286		269,353		(257,586)	12,053		16,632	28,685
Loss	0		0		(16,485)	(16,485)		(1,569)	(18,054)	[1]
Issuance of ordinary shares, net	15		108		0	123		0	123
Forfeiture of non-controlling interests regarding share-based compensation	0		206		0	206		(206)	0
Exercise of pre-funded warrants	62		2,227		0	2,289		0	2,289
RSUs vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation	0		363		0	363		1,432	1,795
Balance at Dec. 31, 2024	363		272,257		(274,071)	(1,451)		16,289	14,838
Loss	0		0		(8,485)	(8,485)		658	(7,827)
Issuance of ordinary shares, net	110		4,173		0	4,283		0	4,283
Exercise of subsidiary options	0		62			62		(62)	0
Forfeiture of non-controlling interests regarding share-based compensation	0		4,742		0	4,742		(4,742)	0
Exercise of pre-funded warrants	15		374		0	389		0	389
RSUs vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation	0		378		0	378		(86)	292
Balance at Dec. 31, 2025	$ 488		$ 281,986		$ (282,556)	$ (82)		$ 12,057	$ 11,975

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	Represents an amount lower than $1